Quarterly Financial Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue	$ 3,611,989	$ 2,725,867	$ 2,443,776
Recurring revenues
Segment Reporting Information [Line Items]
Revenue	3,417,374	2,569,141	2,317,790
Recurring revenues | Colocation
Segment Reporting Information [Line Items]
Revenue	2,647,094	2,019,875	1,823,992
Recurring revenues | Interconnection
Segment Reporting Information [Line Items]
Revenue	543,045	441,749	379,007
Recurring revenues | Managed infrastructure
Segment Reporting Information [Line Items]
Revenue	210,292	96,836	104,455
Recurring revenues | Rental
Segment Reporting Information [Line Items]
Revenue	16,943	10,681	10,336
Non-recurring revenues
Segment Reporting Information [Line Items]
Revenue	194,615	156,726	125,986
Americas
Segment Reporting Information [Line Items]
Revenue	1,679,549	1,512,535	1,376,103
EMEA
Segment Reporting Information [Line Items]
Revenue	1,171,339	698,807	637,265
Asia-Pacific
Segment Reporting Information [Line Items]
Revenue	$ 761,101	$ 514,525	$ 430,408